Document and Entity Information	Nov. 08, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	Quotient Technology Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36331
Entity Tax Identification Number	77-0485123
Entity Address, Address Line One	1260 East Stringham Avenue
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	650
Local Phone Number	605-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001115128
Common Stock, $0.00001 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	QUOT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	NA
Security Exchange Name	NYSE